Regulatory Requirements And Capital Ratios (Schedule Of Capital Amounts And Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier one capital amount	$ 345,620
Common equity tier one ratio	13.65%
Common equity tier one, minimum capital required basel III phase in schedule, capital amount	$ 113,919
Common equity tier one captial ratio, minimum capital required basel III phase in schedule	4.50%
Common equity tier one capital required, minimum capital required basel III fully phased in	$ 177,207
Common equity tier one capital ratio, minimum capital required basel III fully phased in	7.00%
Common equity tier one capital required to be well capitalized	$ 164,549
Common equity tier one capital ratio required to be well capitalized	6.50%
Total Capital, Amount	$ 382,180	$ 353,873
Total Capital, Ratio	15.10%	14.20%
Capital Required for Capital Adequacy		$ 199,446
Total Capital, minimum capital required basel III phase in schedule	$ 202,522
Total Capital Ratio, minimum capital required basel III phase in schedule	8.00%
Total Capital, minimum capital required basel III fully phased in	$ 265,810
Total Capital Ratio, minimum capital required basel III fully phased in	10.50%
Capital Required to be Well Capitalized	$ 253,152	$ 249,308
Total Capital, Minimum Ratio	10.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets		10.00%
Tier I Capital, Amount	$ 361,620	$ 333,163
Tier one risk based capital, minimum capital required basel III phase in schedule	$ 151,891
Tier one risk based capital ratio minimum capital required basel III phase in schedule	6.00%
Tier one risk based capital, minimum capital required basel III fully phased in	$ 215,180
Tier one risk based capital ratio, minimum capital required basel III fully phased in	8.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 202,522	$ 149,585
Tier I Capital, Ratio	14.28%	13.40%
Tier One Risk Based Capital Required for Capital Adequacy		$ 99,723
Tier I Capital, Well Capitalized Ratio	8.00%	6.00%
Tier I Capital, Minimum Ratio		4.00%
Tier 1 Capital, Average Assets, Amount	$ 361,620	$ 333,163
Tier I Capital, Average Assets, Ratio	10.15%	9.90%
Tier One Leverage Capital Required for Capital Adequacy		$ 134,721
Tier One Leverage Capital, minimum capital required basel III phase in schedule	$ 142,521
Tier One Leverage Ratio, minimum capital required basel III phase in schedule	4.00%
Tier One Leverage Capital, minimum capital required basel III fully phased in	$ 142,521
Tier One Leverage Ratio, minimum capital required basel III fully phased in	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 178,151	$ 168,402
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio		4.00%
City National
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier one capital amount	$ 264,812
Common equity tier one ratio	10.53%
Common equity tier one, minimum capital required basel III phase in schedule, capital amount	$ 113,209
Common equity tier one captial ratio, minimum capital required basel III phase in schedule	4.50%
Common equity tier one capital required, minimum capital required basel III fully phased in	$ 176,103
Common equity tier one capital ratio, minimum capital required basel III fully phased in	7.00%
Common equity tier one capital required to be well capitalized	$ 163,524
Common equity tier one capital ratio required to be well capitalized	6.50%
Total Capital, Amount	$ 308,804	$ 315,095
Total Capital, Ratio	12.27%	12.70%
Capital Required for Capital Adequacy		$ 198,074
Total Capital, minimum capital required basel III phase in schedule	$ 201,260
Total Capital Ratio, minimum capital required basel III phase in schedule	8.00%
Total Capital, minimum capital required basel III fully phased in	$ 264,154
Total Capital Ratio, minimum capital required basel III fully phased in	10.50%
Capital Required to be Well Capitalized	$ 251,575	$ 247,593
Total Capital, Minimum Ratio	10.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets		10.00%
Tier I Capital, Amount	$ 288,752	$ 294,870
Tier one risk based capital, minimum capital required basel III phase in schedule	$ 150,945
Tier one risk based capital ratio minimum capital required basel III phase in schedule	6.00%
Tier one risk based capital, minimum capital required basel III fully phased in	$ 213,839
Tier one risk based capital ratio, minimum capital required basel III fully phased in	8.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 201,260	$ 148,556
Tier I Capital, Ratio	11.48%	11.90%
Tier One Risk Based Capital Required for Capital Adequacy		$ 99,037
Tier I Capital, Well Capitalized Ratio	8.00%	6.00%
Tier I Capital, Minimum Ratio		4.00%
Tier 1 Capital, Average Assets, Amount	$ 288,752	$ 294,870
Tier I Capital, Average Assets, Ratio	8.14%	8.80%
Tier One Leverage Capital Required for Capital Adequacy		$ 133,991
Tier One Leverage Capital, minimum capital required basel III phase in schedule	$ 141,874
Tier One Leverage Ratio, minimum capital required basel III phase in schedule	4.00%
Tier One Leverage Capital, minimum capital required basel III fully phased in	$ 141,874
Tier One Leverage Ratio, minimum capital required basel III fully phased in	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 177,343	$ 167,489
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio		4.00%